Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Compensation [Abstract]
Schedule of company’s share option plan activity
	Number of options	Weighted average exercise price	Weighted average Remaining Contractual Life (Years)	Aggregated Intrinsic Value (thousand)
Outstanding as of January 1, 2020	25,724	$13.17	7.52	$76

Granted	7,401	$16.38
Exercised	—	$—
Forfeited	(592)	$17.35

Outstanding as of December 31, 2020	32,533	$13.82	7.8	$79

Granted	8,359	$17.35
Exercised	—	—
Forfeited	—	—

Outstanding as of December 31, 2021	40,892	$14.55	8.11	$372

Exercisable as of December 31, 2020	16,866	$11.73	7.75	$69
Exercisable as of December 31, 2021	26,517	$14.82	7.9	$163

Schedule of share options granted
	2021	2020
Average Exercise price (Doller)	17.35	17.35
Expected volatility (%)	55.57% – 73.11%	80%
Risk-free interest rate (%)	0.76% – 1.15%	0.49% – 0.69%
Expected term (Years)	6.25	6
Expected dividend yield (%)	—	—

Schedule of share-based compensation expense
	December 31,
	2021	2020
Research and development, net	$198	$168
Sales and marketing	73	59
General and administrative	192	186
	$463	$413